Other components of equity	12 Months Ended
Jun. 30, 2026
Other Components Of Equity
Other components of equity

36. Other components of equity

	2026 USD	2025 USD
Foreign currency translation reserve	(7,931,418)	44,922
Defined benefit remeasurement reserve	8,828	–
	(7,922,590)	44,922

The foreign currency translation reserve records exchange differences arising on the translation of the financial statements of foreign operations into the presentation currency, and the elimination of the exchange effect on issued capital carried at historical rates. The defined benefit remeasurement reserve records the remeasurement, net of tax, of the defined benefit obligation of VIS Networks Private Limited (Note 32).

Movements in the foreign currency translation reserve were as follows.

	2026 USD	2025 USD
Balance at 1 July	44,922	25,026
Exchange differences on translating foreign operations	(7,976,340)	19,896
	(7,931,418)	44,922

Movements in the defined benefit remeasurement reserve were as follows.

	2026 USD	2025 USD
Balance at 1 July	–	–
Remeasurement gain on defined benefit obligations	11,797	–
Income tax relating to the remeasurement	(2,969)	–
	8,828	–